EATON VANCE SPECIAL INVESTMENT TRUST
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109



                                  CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Special Investment Trust (the "Registrant") (1933 Act File No. 2-27962) certifies (a) that the forms of prospectus and statement of additional information dated September 3, 2002 used with respect to Eaton Vance Large-Cap Core Fund, a series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 64 ("Amendment No. 64") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 64 was filed electronically with the Commission (Accession No. 0000940394-02-000512) on August 23, 2002:

                                EATON VANCE SPECIAL INVESTMENT TRUST


                                By:/s/ Alan R. Dynner
                                   -----------------------------------------
                                   Alan R. Dynner, Esq.
                                   Secretary

Date: September 23, 2002